Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Operating revenues		$ 0	$ 0
Operating expenses
Administrative expenses	(47)	(25)	(158)
Total operating expenses	(47)	(25)	(158)
Net operating loss	(47)	(25)	(158)
Other income
Interest income	0	1	3
Total other expenses	0	1	3
Net loss	(47)	(24)	(155)
Retained earnings at the start of the year	815	839	7,694
Dividends	0	0	(6,700)
Retained earnings at the end of the year	$ 768	$ 815	$ 839